Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following:
	June 30, 2024	June 30, 2023

Copyrights of online education academy courses	$23,800,000	$16,600,000
Less: Accumulated amortization	(6,793,917)	(2,633,917)
Intangible assets, net	$17,006,083	$13,966,083